Kemper Research Fund
                        Semiannual Report to Shareholders
                                February 28, 1999

Kemper Research Fund

Portfolio of Investments at February 28, 1999 (unaudited)

---------------------------------------------------------------------------------------------------------------------------
Common stocks                                                                          Number of shares      Value ($)
---------------------------------------------------------------------------------------------------------------------------
Basic industries-3.1%                Allegheny Teledyne Inc.                                     590                12,169
                                     Ecolab, Inc.                                                630                25,121
                                     E.I. du Pont de Nemours & Co.                               345                17,703
                                     Southdown, Inc.                                             345                16,280
                                     Weyerhaeuser Co.                                            365                20,349
                                     --------------------------------------------------------------------------------------
                                                                                                                    91,622

---------------------------------------------------------------------------------------------------------------------------
Capital goods-7.8%                   Corning Inc.                                                370                19,795
                                     Emerson Electric Co.                                        735                42,216
                                     Lockheed Martin Corp.                                       470                17,713
                                     Parker-Hannifin Corp.                                     1,230                45,664
                                     Rockwell International Corp.                                520                23,108
                                     Textron, Inc.                                               180                14,040
                                     Thomas & Betts Corp.                                        545                22,720
                                     United Technologies Corp.                                   375                46,453
                                     --------------------------------------------------------------------------------------
                                                                                                                   231,709

---------------------------------------------------------------------------------------------------------------------------
Communications-8.5%                  Bell Atlantic Corp.                                         860                49,396
                                     BellSouth Corp.                                             385                17,806
                                     Frontier Corp.                                              605                21,742
                                     GTE Corp.                                                   210                13,624
                                 (a) MCI WorldCom, Inc.                                          985                81,263
                                 (a) Millicom International Cellular S.A.                        255                 6,821
                                 (a) Orange plc                                                  140                10,028
                                     SBC Communicatons, Inc.                                     750                39,656
                                     Telecom Italia S.p.A.                                       110                11,605
                                     --------------------------------------------------------------------------------------
                                                                                                                   251,941

---------------------------------------------------------------------------------------------------------------------------
Consumer cyclicals-9.3%              Black & Decker Corp.                                        160                 7,800
                                     Dayton Hudson Corp.                                         500                31,281
                                     Dollar General Corp.                                        890                26,644
                                     Federal-Mogul Corp.                                         155                 7,624
                                     Ford Motor Co.                                              585                34,698
                                     Gap Inc.                                                    115                 7,439
                                     Home Depot, Inc.                                            435                25,964
                                     IMS Health Inc.                                             360                12,780
                                     Leggett & Platt                                             355                 7,433
                                     May Department Stores                                       270                15,998
                                 (a) Metzler Group, Inc.                                         330                14,025
                                 (a) Mirage Resorts, Inc.                                        665                12,968
                                     Tribune Co.                                                 270                17,904
                                     Wal-Mart Stores Inc.                                        625                53,984
                                     --------------------------------------------------------------------------------------
                                                                                                                   276,542

---------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of shares      Value ($)
---------------------------------------------------------------------------------------------------------------------------
Consumer staples-14.7%               Albertson's Inc.                                            365                20,805
                                     Anheuser-Busch Companies, Inc.                              130                 9,969
                                     Cardinal Health, Inc.                                       365                26,348
                                 (a) Chancellor Media Corp.                                      220                 9,625
                                     Coca-Cola Co., Inc.                                         750                47,953
                                     Colgate-Palmolive Co.                                       160                13,580
                                     ConAgra, Inc.                                               980                29,522
                                     Gillette Co.                                                325                17,428
                                     H.J. Heinz Co.                                              665                36,201
                                     PepsiCo Inc.                                                430                16,179
                                     Philip Morris Companies, Inc.                               395                15,454
                                     Procter & Gamble Co.                                        455                40,723
                                     Rite Aid Corp.                                              605                25,032
                                 (a) Tele-Comm Liberty Media Group "A"                         1,010                54,414
                                 (a) Tele-Communications TCI Ventures Group "A"                2,130                58,974
                                     Unilever NV                                                 220                15,936
                                     --------------------------------------------------------------------------------------
                                                                                                                   438,143

---------------------------------------------------------------------------------------------------------------------------
Energy-4.8%                          Atlantic Richfield Co.                                      360                19,665
                                     BP Amoco Plc                                                205                17,425
                                     Exxon Corp.                                                 445                29,620
                                     Halliburton Co.                                             185                 5,226
                                     Mobil Corp.                                                 280                23,293
                                     Royal Dutch Petroleum Co.                                   795                34,881
                                     Texaco Inc.                                                 310                14,434
                                     --------------------------------------------------------------------------------------
                                                                                                                   144,544

---------------------------------------------------------------------------------------------------------------------------
Finance-15.4%                        AFLAC, Inc.                                                 460                20,297
                                     Allstate Corp.                                              725                27,187
                                     American Express Co.                                        275                29,837
                                     American International Group, Inc.                          390                44,436
                                     Associates First Capital Corp.                              400                16,250
                                     Bank One Corp.                                              590                31,712
                                     BankAmerica Corp.                                           905                59,108
                                     BankBoston Corp.                                            460                18,601
                                     Chase Manhattan Corp.                                       395                31,452
                                     Citigroup Inc.                                              410                24,087
                                     Federal National Mortgage Association                       545                38,150
                                     First Union Corp.                                           665                35,453
                                     Household International, Inc.                               710                28,844
                                     North Fork Bancorporation, Inc.                             680                14,960
                                     XL Capital Ltd. " A"                                        630                38,587
                                     --------------------------------------------------------------------------------------
                                                                                                                   458,961

---------------------------------------------------------------------------------------------------------------------------
Health care-11.0%                    Abbott Laboratories                                         365                16,950
                                     Allergan, Inc.                                              290                23,635
                                     American Home Products Corp.                                500                29,750
                                 (a) Amgen Inc.                                                  135                16,858
                                     Baxter International Inc.                                   310                21,816
                                     Bristol-Myers Squibb Co.                                    120                15,112
                                     Eli Lilly & Co.                                             350                33,141
                                     Medtronic Inc.                                              361                25,496
                                     Pfizer, Inc.                                                390                51,456
                                     Schering-Plough Corp.                                       555                31,045
                                     SmithKline Beecham PLC (ADR)                                220                15,648
                                     Warner-Lambert Co.                                          675                46,617
                                     --------------------------------------------------------------------------------------
                                                                                                                   327,524



---------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of shares      Value ($)
---------------------------------------------------------------------------------------------------------------------------
Technology-18.9%                 (a) Altera Corp.                                                265                12,886
                                     America Online Inc.                                         400                35,575
                                 (a) Check Point Software Technologies Ltd.                      300                11,512
                                 (a) Cisco Systems, Inc.                                         450                44,016
                                     Compaq Computer Corp.                                       540                19,035
                                     Computer Associates International, Inc.                     305                12,810
                                 (a) Dell Computer Corp.                                         280                22,435
                                 (a) EMC Corp.                                                   220                22,522
                                     Hewlett-Packard Co.                                         230                15,281
                                     Intel Corp.                                                 480                57,570
                                     International Business Machines Corp.                       185                31,450
                                 (a) Keane, Inc.                                                 385                11,911
                                     Lucent Technologies Inc.                                    205                20,820
                                 (a) Microsoft Corp.                                             405                60,801
                                     Motorola Inc.                                               390                27,398
                                 (a) Network Appliance, Inc.                                     735                30,870
                                     Nokia AB Oy "A" (ADR)                                       270                36,619
                                 (a) Oracle Systems Corp.                                        505                28,217
                                 (a) Sterling Commerce, Inc.                                     470                12,220
                                 (a) Sun Microsystems, Inc.                                      365                35,519
                                     Xerox Corp.                                                 250                13,797
                                     --------------------------------------------------------------------------------------
                                                                                                                   563,264

---------------------------------------------------------------------------------------------------------------------------
Transportation-1.0%                  Canadian National Railway Co.                               325                15,687
                                 (a) US Airways Group, Inc.                                      175                 8,291
                                 (a) Wisconsin Central Transportation Co.                        585                 8,044
                                     --------------------------------------------------------------------------------------
                                                                                                                    32,022

---------------------------------------------------------------------------------------------------------------------------
Utilities-2.8%                       CINergy Corp.                                               610                17,804
                                 (a) Niagara Mohawk Power Corp.                                  890                13,016
                                 (a) Northeast Utilities                                         925                13,817
                                     PacifiCorp                                                  420                 7,534
                                     Unicom Corp.                                                360                12,803
                                     Williams Cos., Inc.                                         480                17,760
                                     --------------------------------------------------------------------------------------
                                                                                                                    82,734

---------------------------------------------------------------------------------------------------------------------------
Miscellaneous-2.7%                   Standard & Poor's 500 Depository Receipt                    640                79,200
                                     --------------------------------------------------------------------------------------


                                     --------------------------------------------------------------------------------------
                                     TOTAL INVESTMENT PORTFOLIO - 100%
                                     (Cost:  $2,986,851)                                                         2,978,206
                                     --------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Notes to Portfolio of Investments
--------------------------------------------------------------------------------
(a)  Non-income producing security.

Based on the cost of investments of $2,986,851 for federal income tax purposes at February 28, 1999, the gross unrealized appreciation was $127,493, the gross unrealized depreciation was $136,138 and the net unrealized depreciation on investments was $8,645.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

February 28, 1999 (unaudited)

----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investments, at value
(Cost:  $2,986,851)                                                                            $2,978,206
----------------------------------------------------------------------------------------------------------
Cash                                                                                               11,294
----------------------------------------------------------------------------------------------------------
Receivable for:
       Investments sold                                                                            10,558
----------------------------------------------------------------------------------------------------------
       Dividends                                                                                    3,771
----------------------------------------------------------------------------------------------------------
         Total assets                                                                           3,003,829
----------------------------------------------------------------------------------------------------------

 Liabilities and net assets
----------------------------------------------------------------------------------------------------------
Payable for:
       Investments purchased                                                                       12,385
----------------------------------------------------------------------------------------------------------
       Management fee                                                                               1,612
-----------------------------------------------------------------------------------------------------------
       Distribution services fee                                                                    1,151
----------------------------------------------------------------------------------------------------------
       Custodian, accounting and transfer agent fees and related expenses                           2,351
----------------------------------------------------------------------------------------------------------
       Other                                                                                          608
----------------------------------------------------------------------------------------------------------
            Total liabilities                                                                      18,107
----------------------------------------------------------------------------------------------------------
Net assets                                                                                     $2,985,722
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 Analysis of net assets
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                $3,000,180
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (3,642)
----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                        (8,645)
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (2,171)
----------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                    $2,985,722
----------------------------------------------------------------------------------------------------------

 The pricing of shares
----------------------------------------------------------------------------------------------------------
Class A Shares
   Net asset value and redemption price per share
   ($996,200 / 105,269 shares outstanding)                                                          $9.46
----------------------------------------------------------------------------------------------------------
   Maximum offering price per share
   (net asset value, plus 6.10% of
   net asset value or 5.75% of offering price)                                                     $10.04
----------------------------------------------------------------------------------------------------------
Class B Shares
   Net asset value and redemption price
   (subject to contingent deferred sales charge) per share
   ($994,761 / 105,269 shares outstanding)                                                          $9.45
----------------------------------------------------------------------------------------------------------
Class C Shares
   Net asset value and redemption price
   (subject to contingent deferred sales charge) per share
   ($994,761/ 105,269 shares outstanding)                                                           $9.45
----------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Statement of Operations

For the period from December 31, 1998 (commencement of operations) to February 28, 1999 (unaudited)

------------------------------------------------------------------------------------------------------
Investment income
------------------------------------------------------------------------------------------------------
     Dividends                                                                                $ 6,126
------------------------------------------------------------------------------------------------------
     Interest                                                                                   1,211
------------------------------------------------------------------------------------------------------
        Total investment income                                                                 7,337
------------------------------------------------------------------------------------------------------
Expenses:
------------------------------------------------------------------------------------------------------
     Management fee                                                                             3,170
------------------------------------------------------------------------------------------------------
     Distribution services fee                                                                  2,264
------------------------------------------------------------------------------------------------------
     Administrative services fee                                                                1,132
------------------------------------------------------------------------------------------------------
     Custodian, accounting and transfer agent fees and related expenses                         2,494
------------------------------------------------------------------------------------------------------
     Professional fees                                                                          1,783
------------------------------------------------------------------------------------------------------
     Other                                                                                         76
------------------------------------------------------------------------------------------------------
            Total expenses before expense waiver                                               10,919
------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager                                       (1,411)
------------------------------------------------------------------------------------------------------
            Total expenses after expense waiver                                                 9,508
------------------------------------------------------------------------------------------------------
Net investment loss                                                                           (2,171)
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 Net realized and unrealized loss on investments
------------------------------------------------------------------------------------------------------
  Net realized loss on sales of  investments                                                  (3,642)
------------------------------------------------------------------------------------------------------
  Change in net unrealized depreciation on investments                                        (8,645)
------------------------------------------------------------------------------------------------------
Net loss on investments                                                                      (12,287)
------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                        $(14,458)
------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets

For the period from December 31, 1998  (commencement  of operations) to February
28, 1999 (unaudited)

------------------------------------------------------------------------------------------------------
Operations and capital share activity
------------------------------------------------------------------------------------------------------
     Net investment loss                                                                   $  (2,171)
------------------------------------------------------------------------------------------------------
     Net realized loss                                                                        (3,642)
------------------------------------------------------------------------------------------------------
     Change in net unrealized depreciation                                                    (8,645)
------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                         (14,458)
------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                                                2,966,847
------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                2,952,389
------------------------------------------------------------------------------------------------------

Net assets
------------------------------------------------------------------------------------------------------
Beginning of period                                                                            33,333
------------------------------------------------------------------------------------------------------
End of period                                                                              $2,985,722
------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Notes to financial statements

1.  Description of the fund

Kemper Research Fund (the fund) is a series of Kemper Funds Trust (the trust), an open-end management investment company organized as a business trust under the laws of Massachusetts. The fund commenced operations on December 31, 1998. The fund currently offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

2.  Significant accounting polices

Security valuation. Investments are stated at value. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market (Nasdaq), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Trustees.

Investment transactions and investment income. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are reported on an identified cost basis.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the fund's net assets attributable to that class by the number of shares of the class outstanding.

Federal income taxes. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

Dividends to shareholders. The fund declares and pays dividends of net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

3.  Transactions with affiliates

Management agreement. The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .70% of the first $250 million of average daily net assets declining to .63% of average daily net assets in excess of $2.5 billion. The fund incurred a management fee of $3,170 for the period ended February 28, 1999.

Scudder Kemper has agreed to temporarily absorb certain operating expenses of the fund. Under this arrangement, Scudder Kemper waived and absorbed expenses of $1,411 for the period ended February 28, 1999.

Underwriting and distribution services agreement. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the fund pays KDI a fee of
 .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges from redemptions of Class B and Class C shares. Distribution fees received by KDI for the period ended February 28, 1999 are $2,264.

Administrative services agreement. The fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. The fund incurred no administrative services fees for the period ended February 28, 1999, after an expense absorption by Scudder Kemper.

Shareholder services agreement. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC earned shareholder services fees of $624 for the period ended February 28, 1999, all of which is unpaid.

Fund accounting agent. Scudder Fund Accounting Corporation (SFAC) is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the fund. The fund incurred accounting fees of $1,721 after a partial fee waiver by Scudder Kemper for the period ended February 28, 1999, all of which is unpaid.

Officers and trustees. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the period ended February 28, 1999, the fund made no payments to its officers or trustees.


4.  Investment transactions

For the period ended February 28, 1999, investment transactions (excluding short-term instruments) are as follows:

Purchases                                               $3,317,201
Proceeds from sales                                        326,708

5.  Capital share transactions

The following table summarizes the activity in capital shares of the fund:


                                                       December 31, 1998
                                                      to February 28, 1999
                                                      --------------------
                                                       Shares      Amount
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class A                                                104,100    $   988,949
--------------------------------------------------------------------------------
Class B                                                104,100        988,949
--------------------------------------------------------------------------------
Class C                                                104,100        988,949
--------------------------------------------------------------------------------
Net increase from
capital share transactions                                         $2,966,847
--------------------------------------------------------------------------------

Financial Highlights

For the period from December 31, 1998 (commencement of operations) to February 28, 1999 (unaudited)

                                                                   Class A          Class B           Class C
-----------------------------------------------------------------------------     -------------    ---------------
 Per share operating performance
-----------------------------------------------------------------------------     -------------    ---------------
Net asset value, beginning of period                                  $9.50           9.50              9.50
-----------------------------------------------------------------------------     -------------    ---------------
Income from investment operations:

   Net investment loss                                                -               (.01)             (.01)
-----------------------------------------------------------------------------     -------------    ---------------
   Net realized and unrealized loss                                   (.04)           (.04)             (.04)
-----------------------------------------------------------------------------     -------------    ---------------
Total from investment operations                                      (.04)           (.05)             (.05)
-----------------------------------------------------------------------------     -------------    ---------------
Net asset value, end of period                                       $9.46            9.45              9.45
-----------------------------------------------------------------------------     -------------    ---------------
Total return (not annualized)                                         (.42)%          (.53)             (.53)
-----------------------------------------------------------------------------     -------------    ---------------

-----------------------------------------------------------------------------     -------------    ---------------
Ratios to average net assets (annualized)
-----------------------------------------------------------------------------     -------------    ---------------
Expenses                                                                1.48%         2.42              2.42
-----------------------------------------------------------------------------------------------    ---------------
Net investment income (loss)                                              .14%        (.80)             (.80)
-----------------------------------------------------------------------------------------------    ---------------

-----------------------------------------------------------------------------     -------------    ---------------
Other ratios to average net assets (annualized)
-----------------------------------------------------------------------------     -------------    ---------------
Expenses                                                                1.79%         2.73              2.73
-----------------------------------------------------------------------------     -------------    ---------------
Net investment loss                                                   (.17)%         (1.11)            (1.11)
-----------------------------------------------------------------------------     -------------    ---------------

------------------------------------------------------------------------------------------------------------------
Supplemental data for all classes
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                                        $2,985,722
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                                      97%
------------------------------------------------------------------------------------------------------------------


Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive and absorb certain operating expenses of the fund. The other ratios to average net assets are computed without this expense waiver or absorption.